Intangible asset, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset

Intangible asset, net consists of the following:

	December 31,	December 31,
	2024	2023

Land use rights	$2,079,704	$2,138,833
Less: Accumulated amortization	(176,774)	(137,720)
Intangible asset, net	1,902,930	2,001,113